Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2 Growth Stock Portfolio
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 10.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VGRS-07-01 May 11, 2007
1.798014.103

Supplement to the
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 44.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VIPINV-07-02 May 11, 2007
1.821023.117

Supplement to the
Fidelity® Variable Insurance Products
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 48.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VIPIS2-07-02 May 11, 2007
1.816774.121

Supplement to the
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

The following information replaces the biographical information for Brian Hanson found in the "Fund Management" section on page 46.

Jeffrey Feingold is vice president and manager of VIP Growth Stock Portfolio, which he has managed since April 2007. He also manages other Fidelity funds. Since joining Fidelity Investments in 1997, Mr. Feingold has worked as a research analyst and manager.

VIPICSD-07-03 May 11, 2007
1.816775.121

Supplement to
Fidelity® Variable Insurance Products
Investor Class
April 30, 2007
Prospectus

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 18.

Matthew Sabel is manager of VIP Healthcare Portfolio, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

VIPINVF-07-03 May 11, 2007
1.824639.111

Supplement to
Fidelity® Variable Insurance Products
Initial Class
April 30, 2007
Prospectus

The following information replaces the biographical information for VIP Health Care Portfolio found in the "Fund Management" section on page 18.

Matthew Sabel is manager of VIP Healthcare Portfolio, which he has managed since May 2007. Mr. Sabel joined Fidelity Investments as a research analyst in 2000. Previously, he was a consultant for Putnam Associates, a health care consulting firm.

VIPFCI-07-04 May 11, 2007
1.765122.133